FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2012
FIXED ASSETS, NET
FIXED ASSETS, NET

4.  FIXED ASSETS, NET

Fixed assets consist of:

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Office equipment	$1,246	$—
Leasehold improvements	920	—
Computer hardware and software	648	507

	2,814	507
Accumulated depreciation	(977)	(471)

	$1,837	$36